                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
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Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MLP Co-Investment Opportunity Fund, L.P.
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   Address:      6640 W. 143rd Street, Suite 200
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                 Overland Park, Kansas 66223
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Form 13F File Number: 28-13797
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    George E. Rider
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Title:   Vice President
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Phone:   (913) 928-6010
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Signature, Place, and Date of Signing:

         /S/George E. Rider           Overland Park, Kansas   August 2, 2010
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            [Signature]                   [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
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Form 13F Information Table Entry Total: 15
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Form 13F Information Table Value Total: $242,361
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-13796                     MLP Opportunity Fund GP, L.L.C.
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                           FORM 13F INFORMATION TABLE

             COLUMN                   COLUMN       COLUMN    COLUMN          COLUMN           COLUMN    COLUMN        COLUMN
                1                        2            3         4               5                6         7             8
-------------------------------- ---------------- --------- -------- ---------------------- ---------- -------- --------------------
                                                             VALUE    SHARES/   SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x1000)   PRN AMT   PRN   CALL   DSCRETN   MANAGERS  SOLE   SHARED NONE
-------------------------------- ---------------- --------- -------- --------- ----- ------ ---------- -------- ------- ------ -----
EL PASO PIPELINE PARTNERS L P    COM UNIT LPI     283702108   22,844   796,800   SH         DEFINED        1    796,800   0      0
ENERGY TRANSFER EQUITY L P       COM UT LTD PTN   29273V100   18,036   534,400   SH         DEFINED        1    534,400   0      0
ENERGY TRANSFER PRTNRS  L P      UNIT LTD PARTN   29273R109    5,865   126,400   SH         DEFINED        1    126,400   0      0
ENTERPRISE GP HLDGS L P          UNIT LP INT      293716106   11,862   250,100   SH         DEFINED        1    250,100   0      0
ENTERPRISE PRODS PARTNERS L P    COM              293792107   21,855   617,900   SH         DEFINED        1    617,900   0      0
INERGY HLDGS L P                 COM              45661Q107    7,083   267,900   SH         DEFINED        1    267,900   0      0
INERGY L P                       UNIT LTD PTNR    456615103   26,764   676,380   SH         DEFINED        1    676,380   0      0
K SEA TRANSN PARTNERS LP         COM              48268Y101    3,265   663,629   SH         DEFINED        1    663,629   0      0
KINDER MORGAN ENERGY PARTNERS LP UT LTD PARTNER   494550106    9,434   145,000   SH         DEFINED        1    145,000   0      0
KINDER MORGAN MANAGEMENT LLC     SHS              49455U100   39,602   699,800   SH         DEFINED        1    699,800   0      0
MAGELLAN MIDSTREAM PRTNRS LP     COM UNIT RP LP   559080106    8,896   190,282   SH         DEFINED        1    190,282   0      0
ONEOK PARTNERS LP                UNIT LTD PARTN   68268N103   24,726   384,600   SH         DEFINED        1    384,600   0      0
PAA NATURAL GAS STORAGE LP       COM UNIT LTD     693139107    5,271   221,200   SH         DEFINED        1    221,200   0      0
PLAINS ALL AMERN PIPELINE LP     UNIT LTD PARTN   726503105   30,019   511,400   SH         DEFINED        1    511,400   0      0
TARGA RESOURCES PARTNERS LP      COM UNIT         87611X105    6,839   266,719   SH         DEFINED        1    266,719   0      0